BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 68.9%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	290,000	$238,035	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,270,000	629,845	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	792,221	(a)
Level 3 Financing Inc., Senior Notes	3.750%	7/15/29	715,000	400,655	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,400,000	2,362,004	(a)

Total Diversified Telecommunication Services				4,422,760

Entertainment - 0.1%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	455,000	365,656	(a)

Interactive Media & Services - 0.1%
Weibo Corp., Senior Notes	3.375%	7/8/30	520,000	406,433

Media - 0.3%
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	81,094
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	710,000	588,529	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	559,435	(a)

Total Media				1,229,058

Wireless Telecommunication Services - 1.2%
Kenbourne Invest SA, Senior Notes	6.875%	11/26/24	1,030,000	854,050	(b)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	1,890,000	1,857,323	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,495,000	1,209,557	(a)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	600,000	481,535	(a)

Total Wireless Telecommunication Services				4,402,465

TOTAL COMMUNICATION SERVICES				10,826,372

CONSUMER DISCRETIONARY - 6.6%
Automobiles - 2.1%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	780,000	755,441
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	1,170,000	1,098,551
Ford Motor Credit Co. LLC, Senior Notes	6.950%	6/10/26	1,730,000	1,729,758
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	3,570,000	3,260,326	(a)
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	970,000	955,711	(a)

Total Automobiles				7,799,787

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Broadline Retail - 0.8%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	3,250,000	$3,185,423

Hotels, Restaurants & Leisure - 3.7%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	2,670,000	2,266,601	(a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	1,650,000	1,672,688	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	2,080,000	2,082,870	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	960,000	929,362
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	3,380,000	3,114,636	(a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	490,000	477,187	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,250,000	1,224,644	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	2,070,000	2,037,212	(a)

Total Hotels, Restaurants & Leisure				13,805,200

Leisure Products - 0.0%††
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	175,000	146,606	(a)

TOTAL CONSUMER DISCRETIONARY				24,937,016

CONSUMER STAPLES - 4.3%
Food Products - 1.9%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	380,000	348,598	(a)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Notes	5.125%	2/1/28	3,535,000	3,367,309
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	275,049	(a)
Minerva Luxembourg SA, Senior Notes	8.875%	9/13/33	1,180,000	1,172,648	(a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	2,400,000	2,004,912

Total Food Products				7,168,516

Tobacco - 2.4%
BAT Capital Corp., Senior Notes	7.750%	10/19/32	1,430,000	1,511,972
BAT Capital Corp., Senior Notes	6.421%	8/2/33	3,350,000	3,258,784
Philip Morris International Inc., Senior Notes	5.750%	11/17/32	570,000	556,657
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	1,284,000	1,217,908
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,570,000	1,465,956	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	1,420,000	1,208,677	(a)

Total Tobacco				9,219,954

TOTAL CONSUMER STAPLES				16,388,470

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 16.8%
Oil, Gas & Consumable Fuels - 16.8%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	960,000	$953,347	(a)
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	3,500,000	3,557,768	(a)
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	2,700,000	2,734,403	(a)
Callon Petroleum Co., Senior Notes	8.000%	8/1/28	4,950,000	4,961,474	(a)
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	5,350,000	5,023,757	(a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	1,740,000	1,772,625	(a)
CNX Resources Corp., Senior Notes	7.250%	3/14/27	4,210,000	4,158,328	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,480,000	2,197,000
Ecopetrol SA, Senior Notes	4.125%	1/16/25	685,000	661,787
Ecopetrol SA, Senior Notes	8.875%	1/13/33	590,000	576,764
Energian Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	2,000,000	1,863,000	(b)
Energian Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,180,000	1,961,836	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	650,000	557,946	(a)
Hess Corp., Senior Notes	7.125%	3/15/33	2,670,000	2,821,867
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	1,830,000	1,786,958	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	320,000	295,471	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,310,000	2,233,669	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	1,845,000	1,700,744	(a)
PDC Energy Inc., Senior Notes	5.750%	5/15/26	1,090,000	1,086,921
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	12,500,000	10,179,794
Talos Production Inc., Secured Notes	12.000%	1/15/26	3,659,000	3,818,624
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	3,100,000	2,849,783	(a)
Var Energi ASA, Senior Notes	7.500%	1/15/28	255,000	262,110	(a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	520,000	546,887	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	2,790,000	2,764,535	(a)
YPF SA, Senior Secured Notes	9.000%	2/12/26	2,492,308	2,412,731	(b)

TOTAL ENERGY				63,740,129

FINANCIALS - 17.3%
Banks - 4.9%
Banco do Brasil SA, Senior Notes	3.250%	9/30/26	480,000	441,043	(a)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	810,000	774,611	(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (4.292% to 9/12/25 then 3 mo. Term SOFR + 1.609%)	4.292%	9/12/26	600,000	$576,669	(c)
KeyBank NA, Senior Notes (SOFR + 0.320%)	5.664%	6/14/24	3,320,000	3,267,118	(c)
KeyBank NA, Senior Notes (SOFR + 0.340%)	5.685%	1/3/24	3,690,000	3,676,533	(c)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	340,000	225,890	(c)(d)
Synchrony Bank, Senior Notes	5.400%	8/22/25	5,560,000	5,360,977
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	896,905	(c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	3,380,000	3,344,407	(c)

Total Banks				18,564,153

Capital Markets - 7.4%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	546,710	(a)
Antares Holdings LP, Senior Notes	7.950%	8/11/28	2,640,000	2,626,980	(a)
Ares Capital Corp., Senior Notes	3.250%	7/15/25	745,000	698,174
Ares Capital Corp., Senior Notes	2.150%	7/15/26	4,294,000	3,769,745
Ares Capital Corp., Senior Notes	7.000%	1/15/27	2,930,000	2,931,667
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	251,182
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	986,089
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	3,480,000	3,216,706
Blackstone Secured Lending Fund, Senior Notes	2.125%	2/15/27	480,000	407,287
Blackstone Secured Lending Fund, Senior Notes	2.850%	9/30/28	250,000	204,776
Blue Owl Capital Corp., Senior Notes	4.000%	3/30/25	560,000	532,740
Blue Owl Capital Corp., Senior Notes	2.625%	1/15/27	365,000	313,725
Blue Owl Credit Income Corp., Senior Notes	3.125%	9/23/26	1,300,000	1,143,508
Blue Owl Credit Income Corp., Senior Notes	7.750%	9/16/27	510,000	506,292
Blue Owl Technology Finance Corp., Senior Notes	4.750%	12/15/25	685,000	634,121	(a)
Blue Owl Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	741,776	(a)
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	590,502
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	947,195
Golub Capital BDC Inc., Senior Notes	2.050%	2/15/27	65,000	54,797

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Hercules Capital Inc., Senior Notes	2.625%	9/16/26	1,868,000		$1,623,602
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	1,215,000		1,074,251
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	4,140,000		4,094,194	(a)(c)

Total Capital Markets					27,896,019

Consumer Finance - 1.4%
Capital One Financial Corp., Senior Notes (6.312% to 6/8/28 then SOFR + 2.640%)	6.312%	6/8/29	750,000		733,360	(c)
PRA Group Inc., Senior Notes	5.000%	10/1/29	2,740,000		2,084,234	(a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	1,000,000		883,489
World Acceptance Corp., Senior Notes	7.000%	11/1/26	2,000,000		1,705,738	(a)

Total Consumer Finance					5,406,821

Financial Services - 2.2%
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000		775,114	(a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,798,000		1,664,525	(a)
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	1,155,000		1,156,177	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	1,000,000		1,001,136	(a)
GGAM Finance Ltd., Senior Notes	7.750%	5/15/26	3,300,000		3,277,452	(a)
Global Payments Inc., Senior Notes	1.200%	3/1/26	360,000		321,243

Total Financial Services					8,195,647

Insurance - 1.4%
Athene Global Funding, Secured Notes	0.914%	8/19/24	4,660,000		4,439,977	(a)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	860,000		810,105

Total Insurance					5,250,082

TOTAL FINANCIALS					65,312,722

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	960,000		916,047	(a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,120,000		1,133,163	(a)

TOTAL HEALTH CARE					2,049,210

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.2%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,330,000		1,250,622	(a)
Avolon Holdings Funding Ltd., Senior Notes	6.375%	5/4/28	3,310,000		3,255,307	(a)

Total Aerospace & Defense					4,505,929

Air Freight & Logistics - 0.1%
FedEx Corp., Senior Notes	0.450%	5/4/29	370,000	EUR	319,645

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	400,000	$396,000	(a)(e)

Commercial Services & Supplies - 0.1%
Harsco Corp., Senior Notes	5.750%	7/31/27	395,000	347,886	(a)

Construction & Engineering - 0.7%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	1,390,000	1,204,341	(a)
MasTec Inc., Senior Notes	4.500%	8/15/28	1,763,000	1,586,956	(a)

Total Construction & Engineering				2,791,297

Electrical Equipment - 1.3%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	310,000	299,690	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	310,000	298,918	(a)
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	4,250,000	4,264,540	(a)

Total Electrical Equipment				4,863,148

Ground Transportation - 1.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	6.200%	6/15/30	2,950,000	2,909,515	(a)
Rumo Luxembourg Sarl, Senior Notes	4.200%	1/18/32	675,000	527,081	(a)
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	1,290,000	1,306,473	(a)

Total Ground Transportation				4,743,069

Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV, Senior Notes	0.650%	3/11/24	600,000	586,887	(a)

Passenger Airlines - 3.4%
Air Canada Pass-Through Trust	5.000%	12/15/23	1,777,355	1,772,494	(a)
Air Canada Pass-Through Trust	3.600%	3/15/27	2,925,751	2,708,636	(a)
Air Canada Pass-Through Trust	5.250%	4/1/29	1,049,185	1,014,100	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	297,600	261,003	(a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	2,260,000	2,130,095	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	585,009	568,444	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,151,250	1,141,806	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	3,232,500	3,131,764

Total Passenger Airlines				12,728,342

Professional Services - 0.2%
Block Financial LLC, Senior Notes	3.875%	8/15/30	945,000	812,928

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 1.1%
Air Lease Corp., Senior Notes	0.800%	8/18/24	3,880,000	$3,700,723
Ashtead Capital Inc., Senior Notes	5.500%	8/11/32	420,000	388,487	(a)

Total Trading Companies & Distributors				4,089,210

TOTAL INDUSTRIALS				36,184,341

INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 1.4%
CommScope Inc., Senior Notes	7.125%	7/1/28	1,830,000	1,098,000	(a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,100,000	1,961,290	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,430,000	2,108,025	(a)

Total Communications Equipment				5,167,315

Electronic Equipment, Instruments & Components - 0.9%
Vontier Corp., Senior Notes	1.800%	4/1/26	2,010,000	1,805,525
Vontier Corp., Senior Notes	2.400%	4/1/28	610,000	509,621
Vontier Corp., Senior Notes	2.950%	4/1/31	1,590,000	1,228,024

Total Electronic Equipment, Instruments & Components				3,543,170

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc., Senior Notes	1.950%	2/15/28	1,010,000	861,710	(a)

Software - 0.3%
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,026,000	912,832	(a)

Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman, Senior Notes	4.125%	1/15/31	1,000,000	795,085

TOTAL INFORMATION TECHNOLOGY				11,280,112

MATERIALS - 7.1%
Chemicals - 2.3%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	610,000	380,766	(a)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	1,360,000	1,349,392	(a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	2,445,000	2,234,021	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	4,930,000	4,846,555	(a)

Total Chemicals				8,810,734

Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	2,020,000	1,848,374	(a)
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	864,534	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	7

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	1,339,000		$1,194,092	(a)
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, Senior Secured Notes	4.000%	10/15/27	630,000		559,818	(a)

Total Containers & Packaging					4,466,818

Metals & Mining - 3.6%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,600,000		1,598,976	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	2,045,000		1,987,486	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,705,000		2,598,713	(a)
Glencore Funding LLC, Senior Notes	4.875%	3/12/29	1,020,000		967,186	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	1,635,000		1,531,940	(a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	620,000		626,975	(a)(e)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	4,705,000		4,401,808	(a)

Total Metals & Mining					13,713,084

TOTAL MATERIALS					26,990,636

REAL ESTATE - 0.3%
Diversified REITs - 0.1%
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.625%	6/15/25	460,000		444,641	(a)

Specialized REITs - 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.250%	1/15/29	780,000		619,780	(a)

TOTAL REAL ESTATE					1,064,421

UTILITIES - 0.5%
Electric Utilities - 0.5%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	847,345		720,796	(a)
DPL Inc., Senior Notes	4.125%	7/1/25	1,285,000		1,219,716

TOTAL UTILITIES					1,940,512

TOTAL CORPORATE BONDS & NOTES (Cost - $271,446,557)					260,713,941

SOVEREIGN BONDS - 9.6%
Brazil - 3.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	73,260,000	BRL	13,283,499

Colombia - 4.6%
Colombian TES, Bonds	7.000%	3/26/31	71,949,000,000	COP	13,832,321
Colombian TES, Bonds	7.250%	10/26/50	22,787,000,000	COP	3,506,177

Total Colombia					17,338,498

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 1.5%
Peru Government Bond, Senior Notes	6.150%	8/12/32	22,840,000	PEN	$5,616,664

TOTAL SOVEREIGN BONDS (Cost - $33,452,770)					36,238,661

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 6.1%
Bellemeade RE Ltd., 2020-2A M2 (30 Day Average SOFR + 6.114%)	11.434%	8/26/30	3,016,153		3,057,676	(a)(c)
Bellemeade Re Ltd., 2020-3A M2 (30 Day Average SOFR + 4.964%)	10.284%	10/25/30	690,000		719,329	(a)(c)
BX Commercial Mortgage Trust, 2021-VOLT F (1 mo. Term SOFR + 2.514%)	7.847%	9/15/36	260,000		244,905	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.529%	6/25/50	858,507		930,156	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA4 B1 (30 Day Average SOFR + 5.364%)	10.679%	9/25/50	616,107		666,043	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.365%	1/25/34	1,935,000		1,943,966	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (30 Day Average SOFR + 4.314%)	9.629%	2/25/47	2,810,000		2,993,383	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	9.315%	11/25/50	1,500,000		1,591,500	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-HQA1 M2 (30 Day Average SOFR + 2.250%)	7.565%	8/25/33	2,345,885		2,335,437	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	8.665%	5/25/42	1,500,000		1,558,030	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2M2C (30 Day Average SOFR + 3.764%)	9.079%	9/25/29	845,000		886,792	(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	9

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 2M2 (30 Day Average SOFR + 2.914%)	8.229%	2/25/30	598,778	$615,222	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R01 2B1 (30 Day Average SOFR + 4.464%)	9.779%	7/25/31	60,000	63,751	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.529%	7/25/39	630,250	651,804	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (30 Day Average SOFR + 3.514%)	8.829%	10/25/39	115,000	116,144	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.679%	1/25/40	1,450,000	1,438,294	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R02 2M2 (30 Day Average SOFR + 2.114%)	7.429%	1/25/40	3,131,244	3,141,462	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $22,756,578)				22,953,894

MORTGAGE-BACKED SECURITIES - 4.7%
FHLMC - 2.4%
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	9,609,646	8,832,878

FNMA - 2.3%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	9,556,730	8,784,239

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $18,824,962)				17,617,117

SENIOR LOANS - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC, Third Amendment 2028 Term Loan B (3 mo. Term SOFR + 3.512%)	8.902%	7/22/28	990,000	992,970	(c)(g)(h)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Star Parent Inc., Term Loan B	—	9/19/30	1,150,000	1,126,120	(i)

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	10.416%	6/30/28	1,426,476	$1,267,780	(c)(g)(h)

TOTAL SENIOR LOANS (Cost - $3,438,975)				3,386,870

CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
DISH Network Corp., Senior Notes (Cost - $3,608,711)	3.375%	8/15/26	3,949,000	2,393,094

ASSET-BACKED SECURITIES - 0.4%
DT Auto Owner Trust, 2021-1A E (Cost - $1,795,723)	2.380%	1/18/28	1,800,000	1,680,660	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $355,324,276)				344,984,237

			SHARES
SHORT-TERM INVESTMENTS - 5.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $22,290,141)	5.270%		22,290,141	22,290,141	(j)(k)

TOTAL INVESTMENTS - 97.1% (Cost - $377,614,417)				367,274,378
Other Assets in Excess of Liabilities - 2.9%				10,878,682

TOTAL NET ASSETS - 100.0%				$378,153,060

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	11

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan has not settled as of September 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $22,290,141 and the cost was $22,290,141 (Note 2).

Abbreviation(s) used in this schedule:

BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
COP	—	Colombian Peso
EUR	—	Euro
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	442	12/23	$46,920,033	$46,568,846	$(351,187)
U.S. Treasury Ultra 10-Year Notes	763	12/23	87,512,338	85,122,188	(2,390,150)
U.S. Treasury Ultra Long-Term Bonds	291	12/23	35,464,068	34,538,063	(926,005)

					(3,667,342)

Contracts to Sell:
Japanese 10-Year Bonds	21	12/23	20,545,994	20,370,450	175,544

Net unrealized depreciation on open futures contracts					$(3,491,798)

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	34,370,000	USD	7,021,164	HSBC Securities Inc.	10/19/23	$(203,719)
BRL	41,760,000	USD	8,449,165	HSBC Securities Inc.	10/19/23	(165,881)
BRL	61,380,000	USD	12,395,493	HSBC Securities Inc.	10/19/23	(220,492)
USD	3,433,987	BRL	16,740,000	HSBC Securities Inc.	10/19/23	113,532
USD	5,980,336	BRL	30,230,000	HSBC Securities Inc.	10/19/23	(15,921)
USD	7,027,956	BRL	35,170,000	HSBC Securities Inc.	10/19/23	51,828
USD	8,243,728	BRL	40,020,000	HSBC Securities Inc.	10/19/23	305,580
USD	9,208,081	BRL	45,580,000	HSBC Securities Inc.	10/19/23	167,082
MXN	46,400,000	USD	2,693,728	HSBC Securities Inc.	10/27/23	(44,232)
MXN	94,600,000	USD	5,526,508	HSBC Securities Inc.	10/27/23	(124,734)
USD	8,283,398	MXN	145,700,000	HSBC Securities Inc.	10/27/23	(36,248)
USD	8,762,832	MXN	150,400,000	HSBC Securities Inc.	10/27/23	174,811
MXN	155,100,000	USD	9,015,398	JPMorgan Chase & Co.	10/27/23	(159,001)
COP	19,580,000,000	USD	4,834,150	JPMorgan Chase & Co.	10/30/23	(80,543)
USD	4,577,066	COP	19,580,000,000	JPMorgan Chase & Co.	10/30/23	(176,541)
EUR	11,650,000	USD	12,714,898	JPMorgan Chase & Co.	11/7/23	(377,423)
USD	12,887,987	EUR	11,650,000	JPMorgan Chase & Co.	11/7/23	550,512
JPY	3,581,000,000	USD	24,649,632	JPMorgan Chase & Co.	12/15/23	(375,291)

Net unrealized depreciation on open forward foreign currency contracts						$(616,681)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	13

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this table:

BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar

At September 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.31 Index	20,141,200		12/20/23	5.000% quarterly	$(56,402)	$133,658	$(190,060)
Markit CDX.NA.IG.34 Index	14,685,000		6/20/25	1.000% quarterly	147,506	53,969	93,537
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	2,863	20	2,843
Markit iTraxx Europe Index	5,150,000	EUR	6/20/25	1.000% quarterly	63,332	50,022	13,310

Total					$157,299	$237,669	$(80,370)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	—	Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

15

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$260,713,941	—	$260,713,941
Sovereign Bonds	—	36,238,661	—	36,238,661
Collateralized Mortgage
Obligations	—	22,953,894	—	22,953,894
Mortgage-Backed Securities	—	17,617,117	—	17,617,117
Senior Loans	—	3,386,870	—	3,386,870
Convertible Bonds & Notes	—	2,393,094	—	2,393,094
Asset-Backed Securities	—	1,680,660	—	1,680,660

Total Long-Term Investments	—	344,984,237	—	344,984,237

Short-Term Investments†	$22,290,141	—	—	22,290,141

Total Investments	$22,290,141	$344,984,237	—	$367,274,378

Other Financial Instruments:
Futures Contracts††	$175,544	—	—	$175,544
Forward Foreign Currency Contracts††	—	$1,363,345	—	1,363,345
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	109,690	—	109,690

Total Other Financial Instruments	$175,544	$1,473,035	—	$1,648,579

Total	$22,465,685	$346,457,272	—	$368,922,957

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$3,667,342	—	—	$3,667,342
Forward Foreign Currency Contracts††	—	$1,980,026	—	1,980,026
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	190,060	—	190,060

Total	$3,667,342	$2,170,086	—	$5,837,428

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

17

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$17,617,308	$329,491,165	329,491,165	$324,818,332	324,818,332

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$698,979	—	$22,290,141

18